As filed with the Securities and Exchange Commission on December 8, 2010

Securities Act File No. 33-20827

Investment Company Act File No. 811-5518

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 140	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 142	☒

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 791-1851

Copies to:

SALVATORE FAIA BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809	MICHAEL P. MALLOY, ESQUIRE Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on December 31, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on December 31, 2010 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Shares of Common Stock

THIS REGISTRATION STATEMENT INCORPORATES BY REFERENCE PARTS A AND B INCLUDED IN POST-EFFECTIVE AMENDMENT NO. 136 TO THE REGISTRANT’S REGISTRATION STATEMENT ON FORM N-1A, FILED WITH THE COMMISSION ON AUGUST 6, 2010, PURSUANT TO PARAGRAPH (a) OF RULE 485 UNDER THE SECURITIES ACT OF 1933.

THIS REGISTRATION STATEMENT ALSO INCORPORATES BY REFERNCE THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2010, FILED ON OCTOBER 6, 2010, PURSUANT TO RULE 497 UNDER THE SECURITIES ACT OF 1933.

THIS POST EFFECTIVE AMENDMENT IS BEING FILED SOLELY WITH RESPECT TO INSTITUTIONAL AND INVESTOR CLASS SHARES OF THE REGISTRANT’S ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND IN ORDER TO UPDATE FEE AND EXPENSE INFORMATION AND PRIOR PERFORMANCE OF SIMILARLY ADVISED ACCOUNTS DATA IN THE REGISTRANT’S PROSPECTUSES FOR THE ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Long/Short Research Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

This supplement amends the Investor Class prospectus dated September 30, 2010, and should be read in conjunction with that prospectus. This supplement and the Investor Class prospectus together constitute a new prospectus dated December 8, 2010.

The sections entitled “Expenses and Fees” and “Example” on page 3 of the prospectus are hereby removed and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses(1):
Dividend expense on short sales	0.18%
Interest expense on borrowings	0.50%
Other operating expenses	1.43%

Total other expenses	2.11%

Total Annual Fund Operating Expenses	3.61%
Fees Forgone and Expense Reimbursements(2)	(0.93)%

Net Expenses (includes dividend expenses on short sales)	2.68%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeds 2.50% of the average daily net assets attributable to the Fund’s Investor Class shares. This contractual limitation is in effect until at least December 31, 2011 and may not be terminated without Board approval. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 2.50%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$372	$1,020

* * * *

The charts on pages 23-24 of Appendix A to the prospectus, “Prior Performance of Similarly Advised Accounts,” are hereby removed and replaced with the following:

Monthly Returns (since inception April 1, 2002)1,2,3,4

PRO FORMA NET OF FEES
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2010	(1.03)%	2.17%	2.67%	0.15%	(3.72)%	(3.47)%	4.01%	(3.71)%	5.95%
2009	(0.47)%	(5.50)%	3.55%	6.04%	3.67%	2.12%	2.15%	2.78%	(0.29)%	(0.75)%	2.80%	1.35%	18.36%
2008	1.24%	0.69%	(4.35)%	2.01%	2.77%	(3.25)%	0.98%	1.88%	(3.10)%	(4.68)%	(5.19)%	2.78%	(8.41)%
2007	0.97%	0.72%	0.60%	2.69%	1.29%	(0.69)%	(2.31)%	0.87%	2.36%	(0.75)%	0.78%	(0.62)%	5.97%
2006	1.82%	(1.19)%	0.17%	0.66%	(0.58)%	0.23%	0.59%	0.15%	0.18%	(0.07)%	0.30%	1.22%	3.50%
2005	(0.69)%	1.22%	0.31%	(0.64)%	(0.50)%	0.92%	2.41%	2.36%	2.29%	0.75%	0.39%	0.66%	9.83%
2004	0.45%	1.29%	2.39%	(1.14)%	(0.02)%	3.25%	0.98%	0.19%	1.41%	0.62%	5.48%	2.08%	18.16%
2003	0.28%	(3.55)%	0.04%	(1.72)%	(1.55)%	(0.06)%	0.11%	(1.35)%	(0.98)%	(0.11)%	0.64%	0.19%	(7.83)%
2002				0.10%	3.62%	(2.36)%	(1.44)%	1.96%	(2.36)%	0.15%	1.37%	1.82%	2.73%

GROSS OF FEES
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2010	(0.82)%	2.38%	2.87%	0.36%	(3.51)%	(3.26)%	4.22%	(3.50)%	6.16%
2009	(0.26)%	(5.29)%	3.75%	6.25%	3.88%	2.32%	2.36%	2.99%	(0.08)%	(0.54)%	3.01%	1.56%	21.31%
2008	1.45%	0.90%	(4.15)%	2.22%	2.98%	(3.04)%	1.19%	2.09%	(2.89)%	(4.47)%	(4.99)%	2.99%	(6.08)%
2007	1.18%	0.93%	0.81%	2.89%	1.49%	(0.48)%	(2.10)%	1.08%	2.57%	(0.54)%	0.99%	(0.41)%	8.64%
2006	2.03%	(0.99)%	0.38%	0.87%	(0.38)%	0.44%	0.80%	0.36%	0.39%	0.14%	0.51%	1.43%	6.11%
2005	(0.48)%	1.43%	0.52%	(0.43)%	(0.29)%	1.13%	2.61%	2.57%	2.50%	0.96%	0.60%	0.87%	12.59%
2004	0.66%	1.50%	2.60%	(0.93)%	0.19%	3.45%	1.19%	0.40%	1.62%	0.82%	5.69%	2.29%	21.11%
2003	0.49%	(3.34)%	0.25%	(1.51)%	(1.34)%	0.15%	0.31%	(1.14)%	(0.77)%	0.10%	0.85%	0.40%	(5.48)%
2002				0.31%	3.83%	(2.15)%	(1.23)%	2.17%	(2.15)%	0.36%	1.58%	2.03%	4.67%

S&P 500 INDEX
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2010	(3.60)%	3.10%	6.03%	1.58%	(7.98)%	(5.24)%	7.01%	(4.51)%	8.92%
2009	(8.43)%	(10.65)%	8.76%	9.57%	5.59%	0.20%	7.56%	3.61%	3.73%	(1.86)%	6.00%	1.93%	26.45%
2008	(6.00)%	(3.25)%	(0.43)%	4.87%	1.29%	(8.43)%	(0.84)%	1.45%	(8.91)%	(16.79)%	(7.17)%	1.06%	(36.99)%
2007	1.51%	(1.96)%	1.12%	4.43%	3.49%	(1.66)%	(3.10)%	1.50%	3.74%	1.59%	(4.18)%	(0.69)%	5.50%
2006	2.65%	0.27%	1.24%	1.34%	(2.88)%	0.14%	0.62%	2.38%	2.58%	3.26%	1.90%	1.40%	15.79%
2005	(2.44)%	2.10%	(1.77)%	(1.90)%	3.18%	0.14%	3.72%	(0.91)%	0.81%	(1.67)%	3.78%	0.03%	4.89%
2004	1.84%	1.39%	(1.51)%	(1.57)%	1.37%	1.94%	(3.31)%	0.40%	1.08%	1.53%	4.05%	3.40%	10.87%
2003	(2.62)%	(1.50)%	0.97%	8.24%	5.27%	1.27%	1.76%	1.95%	(1.06)%	5.66%	0.88%	5.24%	28.68%
2002				(6.06)%	(0.74)%	(7.12)%	(7.79)%	0.66%	(10.87)%	8.80%	5.89%	(5.88)%	(22.31)%

CALENDAR YEAR RETURNS1 ,2,3,4

	2002	2003	2004	2005	2006	2007	2008	2009
Pro Forma Net Of Fees	2.73%	(7.83)%	18.16%	9.83%	3.50%	5.97%	(8.41)%	18.36%
Gross Of Fees	4.67%	(5.48)%	21.11%	12.59%	6.11%	8.64%	(6.08)%	21.31%
S&P 500	(22.31)%	28.68%	10.87%	4.89%	15.79%	5.50%	(36.99)%	26.45%

SUMMARY STATISTICS (periods ended September 30, 2010)1,2,3,4

	RETURN
	YTD	1 Year	2 Year	3 Year	5 year	7 Year	Since Inception
Pro Forma Net Of Fees	2.54%	6.03%	6.17%	3.38%	4.42%	6.88%	4.87%
Gross Of Fees	4.48%	8.70%	8.85%	5.99%	7.05%	9.57%	7.51%
S&P 500	3.89%	10.16%	1.26%	(7.16)%	0.63%	4.03%	1.92%

1	Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

2	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

3	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2011) of the Fund’s average daily net assets.

4

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Long/Short Research Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

This supplement amends the Institutional Class prospectus dated September 30, 2010, and should be read in conjunction with that prospectus. This supplement and the Institutional Class prospectus together constitute a new prospectus dated December 8, 2010.

The sections entitled “Expenses and Fees” and “Example” on page 3 of the prospectus are hereby removed and replaced with the following:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	1.25%
Distribution (12b-1) Fees	None
Other Expenses(1):
Dividend expense on short sales	0.18%
Interest expense on borrowings	0.50%
Other operating expenses	1.43%

Total other expenses	2.11%

Total Annual Fund Operating Expenses	3.36%
Fees Forgone and Expense Reimbursements(2)	(0.93)%

Net Expenses (includes dividend expenses on short sales)	2.43%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment adviser, Robeco Investment Management, Inc. (“Robeco”), has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeds 2.25% of the average daily net assets attributable to the Fund’s Institutional Class shares. This contractual limitation is in effect until at least December 31, 2011 and may not be terminated without Board approval. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 2.25%, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$246	$947

* * * *

The charts on pages 23-24 of Appendix A to the prospectus, “Prior Performance of Similarly Advised Accounts,” are hereby removed and replaced with the following:

Monthly Performance Table (since inception April 1, 2002)1,2,3,4

PRO FORMA NET OF FEES
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2010	(1.01)%	2.19%	2.69%	0.17%	(3.70)%	(3.45)%	4.03%	(3.69)%	5.97%
2009	(0.45)%	(5.48)%	3.57%	6.06%	3.69%	2.14%	2.18%	2.80%	(0.27)%	(0.73)%	2.82%	1.37%	18.65%
2008	1.27%	0.71%	(4.33)%	2.03%	2.79%	(3.23)%	1.00%	1.90%	(3.08)%	(4.66)%	(5.17)%	2.80%	(8.18)%
2007	1.00%	0.74%	0.63%	2.71%	1.31%	(0.67)%	(2.29)%	0.89%	2.39%	(0.72)%	0.80%	(0.60)%	6.23%
2006	1.84%	(1.17)%	0.19%	0.69%	(0.56)%	0.25%	0.61%	0.17%	0.20%	(0.05)%	0.32%	1.24%	3.75%
2005	(0.67)%	1.24%	0.33%	(0.62)%	(0.48)%	0.94%	2.43%	2.38%	2.31%	0.78%	0.41%	0.68%	10.10%
2004	0.47%	1.31%	2.41%	(1.12)%	(0.00)%	3.27%	1.00%	0.21%	1.43%	0.64%	5.50%	2.10%	18.45%
2003	0.31%	(3.53)%	0.06%	(1.69)%	(1.53)%	(0.04)%	0.13%	(1.33)%	(0.96)%	(0.09)%	0.67%	0.21%	(7.60)%
2002				0.12%	3.64%	(2.34)%	(1.42)%	1.98%	(2.34)%	0.17%	1.40%	1.84%	2.93%

GROSS OF FEES
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2010	(0.82)%	2.38%	2.87%	0.36%	(3.51)%	(3.26)%	4.22%	(3.50)%	6.16%
2009	(0.26)%	(5.29)%	3.75%	6.25%	3.88%	2.32%	2.36%	2.99%	(0.08)%	(0.54)%	3.01%	1.56%	21.31%
2008	1.45%	0.90%	(4.15)%	2.22%	2.98%	(3.04)%	1.19%	2.09%	(2.89)%	(4.47)%	(4.99)%	2.99%	(6.08)%
2007	1.18%	0.93%	0.81%	2.89%	1.49%	(0.48)%	(2.10)%	1.08%	2.57%	(0.54)%	0.99%	(0.41)%	8.64%
2006	2.03%	(0.99)%	0.38%	0.87%	(0.38)%	0.44%	0.80%	0.36%	0.39%	0.14%	0.51%	1.43%	6.11%
2005	(0.48)%	1.43%	0.52%	(0.43)%	(0.29)%	1.13%	2.61%	2.57%	2.50%	0.96%	0.60%	0.87%	12.59%
2004	0.66%	1.50%	2.60%	(0.93)%	0.19%	3.45%	1.19%	0.40%	1.62%	0.82%	5.69%	2.29%	21.11%
2003	0.49%	(3.34)%	0.25%	(1.51)%	(1.34)%	0.15%	0.31%	(1.14)%	(0.77)%	0.10%	0.85%	0.40%	(5.48)%
2002				0.31%	3.83%	(2.15)%	(1.23)%	2.17%	(2.15)%	0.36%	1.58%	2.03%	4.67%

S&P 500 INDEX
	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	FY (ended December 31)
2010	(3.60)%	3.10%	6.03%	1.58%	(7.98)%	(5.24)%	7.01%	(4.51)%	8.92%
2009	(8.43)%	(10.65)%	8.76%	9.57%	5.59%	0.20%	7.56%	3.61%	3.73%	(1.86)%	6.00%	1.93%	26.45%
2008	(6.00)%	(3.25)%	(0.43)%	4.87%	1.29%	(8.43)%	(0.84)%	1.45%	(8.91)%	(16.79)%	(7.17)%	1.06%	(36.99)%
2007	1.51%	(1.96)%	1.12%	4.43%	3.49%	(1.66)%	(3.10)%	1.50%	3.74%	1.59%	(4.18)%	(0.69)%	5.50%
2006	2.65%	0.27%	1.24%	1.34%	(2.88)%	0.14%	0.62%	2.38%	2.58%	3.26%	1.90%	1.40%	15.79%
2005	(2.44)%	2.10%	(1.77)%	(1.90)%	3.18%	0.14%	3.72%	(0.91)%	0.81%	(1.67)%	3.78%	0.03%	4.89%
2004	1.84%	1.39%	(1.51)%	(1.57)%	1.37%	1.94%	(3.31)%	0.40%	1.08%	1.53%	4.05%	3.40%	10.87%
2003	(2.62)%	(1.50)%	0.97%	8.24%	5.27%	1.27%	1.76%	1.95%	(1.06)%	5.66%	0.88%	5.24%	28.68%
2002				(6.06)%	(0.74)%	(7.12)%	(7.79)%	0.66%	(10.87)%	8.80%	5.89%	(5.88)%	(22.31)%

CALENDAR YEAR RETURNS1 ,2,3,4

	2002	2003	2004	2005	2006	2007	2008	2009
Pro Forma Net Of Fees	2.93%	(7.60)%	18.45%	10.10%	3.75%	6.23%	(8.18)%	18.65%
Gross Of Fees	4.67%	(5.48)%	21.11%	12.59%	6.11%	8.64%	(6.08)%	21.31%
S&P 500	(22.31)%	28.68%	10.87%	4.89%	15.79%	5.50%	(36.99)%	26.45%

SUMMARY STATISTICS (periods ended June 30, 2010)1,2,3,4

	RETURN
	YTD	1 Year	2 Year	3 Year	5 year	7 Year	Since Inception
Pro Forma Net Of Fees	2.73%	6.29%	6.44%	3.64%	4.68%	7.15%	5.13%
Gross Of Fees	4.48%	8.70%	8.85%	5.99%	7.05%	9.57%	7.51%
S&P 500	3.89%	10.16%	1.26%	(7.16)%	0.63%	4.03%	1.92%

1	Performance was calculated using Global Investment Performance Standards (“GIPS”). This method of calculating performance differs from the SEC’s standardized methodology, which may produce different results.

2	Performance is calculated using a net asset value to net asset value methodology which incorporates all trades, prices, accruals and updated security records on trade date basis.

3	Performance is presented gross and net of the Fund’s annual fund operating expenses (after contractual waivers that will be in place until December 31, 2011) of the Fund’s average daily net assets.

4

The S&P 500® Index is an unmanaged index composed of 500 common stocks, classified in eleven industry sectors, which represent approximately 75% of the U.S. equities market. The S&P 500® Index assigns relative values to the stocks included in the index, weighted according to each stock’s total market value relative to the total market value of the other stocks included in the index.

Please retain this Supplement for future reference.

THE RBB FUND, INC.

PEA 140

PART C: OTHER INFORMATION

Item 28.		EXHIBITS

(a)		Articles of Incorporation.

	(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles of Amendment of Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles Supplementary to Charter of the Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant's Registration Statement (No. 33-20827) filed on July 18, 2006.

	(44)	Articles of Amendment of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement
(No. 33-20827) filed on December 15, 2006.

	(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration
Statement (No. 33-20827) filed on February 28, 2007.

(48)	Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration
Statement (No. 33-20827) filed on February 28, 2007.

	(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

	(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

	(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

	(53)	Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)	Articles of Amendment of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration
Statement (No. 33-20827) filed on December 28, 2007.

(55)	Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement
(No. 33-20827) filed on April 23, 2009.

	(56)	Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

	(58)	Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(b)		By-Laws. (1) By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(c)		Instruments Defining Rights of Security Holders.

	(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement
(No. 33-20827) filed on December 30, 2004.

(d)		Investment Advisory Contracts.

	(1)	Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(4)	Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(5)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(6)	Investment Advisory Agreement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(7)	Amendment to Investment Advisory Agreement (Boston Partners Small Cap Value Fund II) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(8)	Investment Advisory Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

	(9)	Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(10)	Amended and Restated Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(11)	Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Investment Advisory Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement
(No. 33-20827) filed on October 24, 2008.

(13)	Investment Advisory Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment
No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(14)	Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(15)	Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(16)	Investment Advisory Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(17)	Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(18)	Investment Advisory Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(19)	Investment Advisory Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(20)	Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) dated November 12, 2009, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(21)	Contractual Fee Waiver Agreement (Schneider Value Fund) dated November 12, 2009, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(22)	Contractual Fee Waiver Agreement (Bogle Small Cap Growth Fund) dated November 12, 2009, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(23)	Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco WPG Small Cap Value Fund and Robeco WPG 130/30 Large Cap Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(24)	Form of Contractual Fee Waiver Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(25)	Contractual Fee Waiver Agreement (Marvin & Palmer Large Cap Growth Fund) dated December 15, 2009, between Registrant and Marvin & Palmer Associates, Inc. is incorporated herein by reference to Post-Effective Amendment
No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

(26)	Assumption Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund) between Boston Partners Asset Management and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(27)	Assumption Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Weiss, Peck, & Greer Investments and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(28)	Investment Advisory Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(29)	Investment Advisory Agreement (SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(30)	Contractual Fee Waiver Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and Sustainable Asset Management USA, Inc is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(31)	Investment Advisory Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(32)	Contractual Fee Waiver Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement
(No. 33-20827) filed on October 22, 2009.

(33)	Investment Advisory Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

(34)	Contractual Fee Waiver Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

(35)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Argonaut Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(36)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Blue Lion Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(37)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Courage Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(38)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Cramer Rosenthal McGlynn LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(39)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Lauren Templeton Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(40)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Sandler Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(41)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Starwood Real Estate Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(42)	Form of Investment Sub-Advisory Agreement (S1 Fund) between Simple Alternatives, LLC and Trellus Management Co., LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(43)	Form of Investment Advisory Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

	(44)	Form of Contractual Fee Waiver Agreement (Robeco Boston Partners Long/Short Reseach Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(e)		Underwriting Contracts.

	(1)	Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

	(2)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(3)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(4)	Distribution Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement
(No. 33-20827) filed on November 1, 2002.

	(5)	Distribution Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	(6)	Distribution Agreement Supplement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	(7)	Distribution Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

	(8)	Distribution Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

	(9)	Distribution Agreement Supplements (Free Market U.S. Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

	(10)	Distribution Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(11)	Distribution Agreement Supplement (Free Market Fixed Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration
Statement (No. 33-20827) filed on October 24, 2008.

	(12)	Form of Distribution Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(13)	Form of Distribution Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(14)	Form of Distribution Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

	(15)	Form of Distribution Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on January 26, 2009.

	(16)	Form of Distribution Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

	(17)	Distribution Agreement between Registrant and BNY Mellon Distributors, Inc. (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

	(18)	Form of Distribution Agreement Supplement (S1 Fund) between Registrant and BNY Mellon Distributors, Inc. (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(19)	Form of Distribution Agreement Supplement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Distributors, Inc. (f/k/a PFPC Distributors, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(f)		Bonus or Profit Sharing Contracts.

	(1)	Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1997.

	(2)	Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)		Custodian Agreements.

	(1)	Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement
(No. 33-20827) filed on November 27, 1996.

	(6)	Custodian Agreement Supplement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(7)	Custodian Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement
(No. 33-20827) filed on October 29, 1998.

	(8)	Custodian Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(9)	Custodian Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

	(10)	Form of Custodian Agreement Supplement (Boston Partners Fund - formerly Long Short Equity) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(11)	Custodian Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement
(No. 33-20827) filed on September 30, 1999.

	(12)	Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(13)	Custodian Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement
(No. 33-20827) filed on November 1, 2002.

(14)	Custodian Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)	Custodian Agreement (Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Mellon Trust of New England N.A. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(16)	Custodian Agreement Supplement (Senbanc Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(17)	Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(18)	Custodian Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(19)	Custodian Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(20)	Custodian Agreement Supplement (Free Market U.S. Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(21)	Custodian Agreement Supplement (Free Market International Equity Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(22)	Custodian Agreement Supplement (Free Market Fixed-Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(23)	Custodian Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(24)	Custodian Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(25)	Amendment No. 2 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement (No. 33-20827) filed on February 27, 2008.

(26)	Custodian Agreement Supplement (Robeco WPG Small Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2008.

(27)	Custodian Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(28)	Custodian Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(29)	Form of Custodian Agreement Supplement (Perimeter Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

	(30)	Form of Custodian Agreement Supplement (S1 Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(31)	Form of Custodian Agreement Supplement (Robeco Boston Partners Long/Short Research Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(h)		Other Material Contracts.

	(1)	Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

(8)	Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on
October 6, 1995.

(9)	Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

(10)	Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

(11)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(12)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(13)	Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(14)	Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(15)	Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(16)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(17)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(18)	Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement
(No. 33-20827) filed on October 29, 1998.

(19)	Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement
(No. 33-20827) filed on December 14, 1998.

(20)	Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(21)	Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(22)	Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on
May 19, 1999.

(23)	Transfer Agency Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(24)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(25)	Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(26)	Administration and Accounting Services Agreement (Bogle Small Cap Growth Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective
Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(27)	Transfer Agency Supplement (Bear Stearns Money Market Family) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 33-20827) filed on December 4, 2001.

(28)	Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(29)	Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(30)	Transfer Agency Supplement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(31)	Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective
Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(32)	Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(33)	Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(34)	Regulatory Administration Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(35)	Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(36)	Transfer Agency Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(37)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Tudor
Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(38)	Administration and Accounting Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(39)	Transfer Agency Agreement Supplement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(40)	Amended Schedule A to Regulatory Administration Services Agreement (Senbanc Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(41)	Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 2006.

(42)	Transfer Agency Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 2006.

(43)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 2006.

(44)	Escrow Agreement (Money Market Portfolio) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(45)	Interim Delegation Agreement (Money Market Portfolio) between Registrant, PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.), and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(46)	Administration and Accounting Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(47)	Amended Schedule A to Regulatory Administration Services Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(48)	Transfer Agency Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(49)	Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(50)	Transfer Agency Agreement Supplement (Free Market International Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(51)	Transfer Agency Agreement Supplement (Free Market Fixed Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(52)	Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 2008.

(53)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(54)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(55)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(56)	Services Agreement pursuant to Rule 22c-2 between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(57)	Form of Transfer Agency Agreement Supplement (Red Flags Amendment) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2008.

(58)	Transfer Agency Agreement Supplement (SAM Sustainable Global Active Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(59)	Transfer Agency Agreement Supplement (SAM Sustainable Themes Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(60)	Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) between Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(61)	Form of Transfer Agency Agreement Supplement (Perimeter Small Cap Growth Fund) between the Registrant and PNC
Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 132 to the
Registration Statement (No. 33-20827) filed on October 22, 2009.

	(62)	Form of Administration and Accounting Services Agreement (Perimeter Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

	(63)	Form of Amended Schedule A to the Regulatory Administration Services Agreement (Perimeter Small Cap Growth Fund) between the Registrant and PNC Global Investment Servicing (U.S.) Inc. is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

	(64)	Form of Administrative and Accounting Services Agreement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(65)	Form of Transfer Agency Agreement Supplement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(66)	Form of Amended Schedule A to Regulatory Administration Services Agreement (S1 Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

	(67)	Form of Administration and Accounting Services Agreement (Robeco Boston Partners Long/Short Research Fund) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

	(68)	Form of Transfer Agency Agreement Supplement (Robeco Boston Partners Long/Short Research Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

	(69)	Form of Amended Schedule A to Regulatory Administration Services Agreement (Robeco Boston Partners Long/Short Reseach Fund) between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. (f/k/a PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(i)	(1)	None.

	(2)	None.

(j)		None.

(k)		None.

(l)		Initial Capital Agreements.

	(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

(4)	Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(6)	Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(8)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(10)	Purchase Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(11)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Purchase Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(13)	Purchase Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(14)	Purchase Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(15)	Purchase Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(16)	Purchase Agreement (Marvin & Palmer Large Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

	(17)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(18)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(19)	Form of Purchase Agreement (Free Market Fixed Income Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(20)	Form of Purchase Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(21)	Form of Purchase Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(22)	Purchase Agreement (SAM Sustainable Global Active Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(23)	Form of Purchase Agreement (Perimeter Small Cap Growth Fund) between Registrant and Perimeter Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 134 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2009.

	(24)	Purchase Agreement (S1 Fund) between Registrant and Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 138 to the Registration Statement (No. 33-20827) filed on October 29, 2010.

	(25)	Form of Purchase Agreement (Robeco Boston Partners Long/Short Research Fund) between Registrant and Robeco Investment Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(m)		Rule 12b-1 Plan.

	(1)	Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)	Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(7)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

(8)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(9)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

(10)	Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(11)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(13)	Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(14)	Agreement between Registrant, Bear Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

(15)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(16)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(17)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(18)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(19)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(20)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(21)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Global Active Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

	(22)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Themes Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

	(23)	Plan of Distribution pursuant to Rule 12b-1(Perimeter Small Cap Growth Fund – Investor Class) between Registrant and Perimeter Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

	(24)	Form of Plan of Distribution pursuant to Rule 12b-1(Robeco Boston Partners Long/Short Research Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

	(25)	Plan of Distribution pursuant to Rule 12b-1 (S1 Fund – R Shares) is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(n)		Rule 18f-3 Plan.

	(1)	Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(p)		Code of Ethics.

	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

	(2)	Code of Ethics of Robeco Investment Management is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(3)	Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(4)	Code of Ethics of Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(5)	Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	(6)	Code of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(7)	Code of Ethics of Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(8)	Code of Ethics of Marvin & Palmer Associates, Inc., is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(9)	Code of Ethics of Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(10)	Code of Ethics of Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

	(11)	Code of Ethics of Perimeter Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 132 to the Registration Statement (No. 33-20827) filed on October 22, 2009.

(12)	Code of Ethics of Simple Alternatives, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010..

(13)	Code of Ethics of Argonaut Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(14)	Code of Ethics of Blue Lion Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(15)	Code of Ethics of Courage Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(16)	Code of Ethics of Cramer Rosenthal McGlynn LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(17)	Code of Ethics of Lauren Templeton Capital Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(18)	Code of Ethics of Sandler Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(19)	Code of Ethics of Starwood Real Estate Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

(20)	Code of Ethics of Trellus Management Co., LLC is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (No. 33-20827) filed on October 1, 2010.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. (“PNC Bank”) and BlackRock Institutional Management Corporation (“BIMC”), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC Bank against certain losses.

Section 12 of each of the Investment Advisory Agreements between Registrant and Robeco Investment Management, Inc. (“Robeco”) (f/k/a Boston Partners Asset Management, LLC (“Boston Partners”) and Weiss, Peck & Greer Investments), incorporated herein by reference to exhibits (d)(4), (d)(6), (d)(8), (d)(10), and (d)(13), provides for the indemnification of Robeco against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(9) provides for the indemnification of Bogle against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. (“PFPC”), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons (“Hilliard”) dated April 29, 2008 and incorporated herein by reference as exhibit (d)(12) provides for the indemnification of Hilliard against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) incorporated herein by reference as exhibits (d)(5) and (d)(11) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio, dated August 12, 2008 and incorporated herein by reference as exhibit (d)(14) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Marvin & Palmer Associates, Inc., (“Marvin & Palmer Associates”) dated March 5, 2007 and incorporated herein by reference as exhibit (d)(16) provides for the indemnification of Marvin & Palmer Associates against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Matson Money, Inc. (f/k/a Abundance Technologies, Inc.), (“Matson Money”) dated December 31, 2007 and incorporated herein by reference as exhibit (d)(17) provides for the indemnification of Matson Money against certain losses.

Section 13 of each of the Investment Advisory Agreements between the Registrant and Sustainable Asset Management USA., (“SAM”) incorporated herein by reference as exhibits (d)(18), (d)(19), (d)(28) and (d)(29) provides for the indemnification of SAM against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Perimeter Capital Management (“Perimeter”) dated August 17, 2009 and incorporated herein by reference as exhibit (d)(31) provides for the indemnification of Perimeter against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Simple Alternatives, LLC (“SA”) incorporated herein by reference as exhibit (d)(33) provides for the indemnification of SA against certain losses.

Item 31.		BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.

BlackRock Institutional Management Corporation:

BlackRock Institutional Management Corporation’s (“BIMC”) principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940, as amended and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

Name and Position with BlackRock	Other Company	Position with Other Company
Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	Chief Financial Officer, Managing Director, and Director

	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Cayco Limited, Grand Cayman, Cayman Islands	Director

	BlackRock Cayman Company, Georgetown, Grand Cayman, Cayman Islands	Director

	BlackRock Cayman Finco Limited, Grand Cayman, Cayman Islands	Director

	BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Finco, LLC, Wilmington, DE	Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman, Chief Financial Officer, and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Holdco 4, LLC, Wilmington, DE	Director

	BlackRock Holdco 6, LLC, Wilmington, DE	Director

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Director

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A.- Sydney Branch, Sydney, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	Chief Financial Officer and Managing Director

SSRM Holdings, Inc., Boston, MA

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Holdings, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Execution Services, San Francisco, CA	General Counsel, Managing Director and Secretary

	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Fund Distribution Company, San Francisco, CA	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investments, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Executive Officer and Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Chief Executive Officer

	BlackRock Asset Management International, Inc., San Fancisco, CA	Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Chief Executive Officer and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Executive Officer and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Chairman and Director

	BlackRock Corporation US, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Execution Services, San Francisco, CA	Chairman and Director

	BlackRock Financial Management, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Fund Advisors, San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Fund Distribution Company, San Francisco, CA	Chairman and Director

	BlackRock Funding, Inc., Wilmington, DE	Chief Executive Officer and Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Executive Officer and Director

	BlackRock Growth Partners, Inc., San Francisco, CA	Chairman, Chief Executive Officer, and Director

	BlackRock Holdco 2, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock HPB Management, LLC, New York, NY	Director

	BlackRock International Holdings, Inc., New York, NY	Chief Executive Officer and Director

	BlackRock Investments, LLC, Wilmington, DE	Chairman - Board of Managers

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chairman, Chief Executive Officer, and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chairman, Chief Executive Officer, and Director

	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	iShares Delaware Trust Sponsor, LLC, Wilmington, DE	Director

	State Street Research & Management Company, Boston, MA	Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	President and Director

	BlackRock, Inc., New York, NY	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	President

	BlackRock Asset Management International, Inc., San Francisco, CA	Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Capital Markets, LLC, Wilmington, DE	Director

	BlackRock Corporation US, Inc., San Francisco, CA	President and Director

	BlackRock Delaware Holdings, Inc., San Francisco, CA	President and Director

	BlackRock Execution Services, San Francisco, CA	Director

	BlackRock Financial Management, Inc., New York, NY	President and Director

	BlackRock Fund Advisors, San Francisco, CA	President and Director

	BlackRock Fund Distribution Company, San Francisco, CA	Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Growth Partners, Inc., San Francisco, CA	President and Director

	BlackRock Holdco 2, Inc. Wilmington, DE	President

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock Investments, LLC, Wilmington, DE	Director - Board of Managers

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President and Director

	Carbon Capital III, Inc. New York, NY	Director

	iShares Delaware Trust Sponsor, LLC, San Francisco, CA	Director

	State Street Research & Management Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	Vice Chairman

	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock UK 1 LP, London, England	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Charles Hallac, Vice Chairman and Co-Chief Operating Officer	BlackRock, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman and Co-Chief Operating Officer

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman and Co-Chief Operating Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman and Co-Chief Operating Officer

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Co-Chief Operating Officer

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman and Co-Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock India Private Ltd., Mumbai, India	Director

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Director

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Co-Chief Operating Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Co-Chief Operating Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Co-Chief Operating Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Co-Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Co-Chief Operating Officer

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 2, Inc., Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Peter Fisher, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Advisors Singapore Pte. Limited, Singapore	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Corporation US, Inc., San Francisco, CA	Vice Chairman and Chief Operating Officer

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman and Chief Operating Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman and Chief Operating Officer

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Operating Officer

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Director

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydeny, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Mortgage Ventures, LLC Wilmington, DE	Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	Director

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock UK 1 LP, London, England	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Bennett Golub, Vice Chairman and Chief Risk Officer	BlackRock, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Funding International, Ltd. Cayman Islands	Vice Chairman and Chief Risk Officer

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Risk Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Risk Officer

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman and Chief Risk Officer

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman and Chief Risk Officer

	SSRM Holdings, Inc. Boston, MA	Vice Chairman and Chief Risk Officer

	State Street Research & Management Company, Boston, MA	Vice Chairman and Chief Risk Officer

Richard Kushel, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management Deutschland AG, Munich, Germany	Chairman and Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 5, LLC, Wilmington, DE	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Japan Co., Ltd Tokyo, Japan	Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

	State Street Research & Management Company, Boston, MA	Vice Chairman

	BlackRock Advisors Singapore Pte. Ltd., Singapore	Director

	BlackRock Asset Management UK Limited, London, England	Chairman and Director

	BlackRock Group Limited, London, England	Chairman and Director

	BlackRock (Hong Kong) Limited, Hong Kong, SAR, China	Director

	BlackRock International Limited, Edinburgh, Scotland	Chairman and Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management (Korea) Limited, Seoul, Korea	Director

	BlackRock Investment Management (Singapore) Limited, Singapore	Director

	BlackRock Investment Management (UK) Limited, London, England	Chairman and Director

	BlackRock (Taiwan) Limited, Taipei, Taiwan	Director

	DSP BlackRock Investment Managers Private Limited, Mumbai, India	Director

	PSN Pty Ltd., Melbourne, Australia	Director

Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY	Treasurer and Managing Director

	BAA Holdings, LLC, Wilmington, DE	Treasurer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Treasurer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Treasurer and Managing Director

	BlackRock Capital Holdings, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Financial Management, Inc., New York, NY	Treasurer and Managing Director

	BlackRock Fund Advisors, San Francisco, CA	Treasurer and Managing Director

	BlackRock Funding International, Ltd. Cayman Islands	Treasurer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock Holdco 2, Inc., Wilmington, DE	Treasurer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Treasurer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Treasurer and Managing Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Treasurer and Managing Director

	BlackRock Portfolio Investments, LLC Wilmington, DE	Treasurer and Managing Director

	SSRM Holdings, Inc. Boston, MA	Treasurer and Managing Director

	State Street Research & Management Company, Boston, MA	Treasurer and Managing Director

Blake Grossman, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Institutional Trust Company, National Association, San Francisco, CA	Chief Executive Officer, President, and Director

	BlackRock Institutional Trust Company, N.A. - London Branch, London, England	Director

	BlackRock Institutional Trust Company, N.A. - Sydney Branch, Sydney, Australia	Director

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

Kendrick Wilson, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Corporation US, Inc., San Fancisco, CA	Vice Chairman

	BlackRock Delaware Holdings, Inc., San Francisco, CA	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock Fund Advisors, San Francisco, CA	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Growth Partners, Inc., San Francisco, CA	Vice Chairman

	BlackRock Holdco 2, Inc., Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman

	SSRM Holdings, Inc. Boston, MA	Vice Chairman

State Street Research & Management Company, Boston, MA	Vice Chairman

2.

Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

3.

Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 460 E. Swedesford Road, Suite 2000, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

Information as to the directors and officers of Schneider is as follows:

	Name and Position with Schneider	Other Company	Position With Other Company

	Arnold C. Schneider, III President and Chief Investment Officer	Turnbridge Management Partners Corp.	President

	Steven J. Fellin Sr. Vice President, Chief Operating & Financial Officer Chief Compliance Officer	Turnbridge Management Partners Corp.	Vice President

4.

Robeco Investment Management , Inc.

The sole business activity of Robeco Investment Management, Inc. (“RIM”), 909 Third Avenue, New York 10022, is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Robeco Investment Management, Inc. is as follows:

	Name and Position with RIM	Other Company	Position With Other Company
	Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc.	Director

		Robeco Trust Company	Co-CEO, Director & Chairman of the Board

		Saint Sebastian High School	Trustee

Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	Robeco US Holding, Inc. Robeco Trust Company	Director President, Co-CEO, Chief Investment Officer, Director & Vice Chairman of the Board

William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Assets Management US Inc. Robeco Securities, L.L.C. Robeco Trust Company	Chief Legal Officer, Chief Compliance Officer & Secretary Chief Legal Officer Chief Operating Officer, Secretary & Director

	Sustainable Asset Management USA, Inc.	Chief Legal Officer, Chief Compliance Officer & Secretary

Matthew J. Davis Senior Managing Director, Treasurer & Chief Financial Officer	Robeco Institutional Asset Management US Inc.	President, Treasurer & Director

	Robeco Securities, L.L.C. Robeco Trust Company	Chief Legal Officer Chief Financial Officer, Treasurer & Director

Paul F. Healey Senior Managing Director & Director of Sales, Marketing & Client Service	Robeco Securities, L.L.C. Robeco Trust Company	Chief Executive Officer Director of Sales & Relationship Management, & Director

	Mellon Capital Management	Executive Vice President

	Investment Committee of the New England Province of Jesuits	Member, Former Chairman

Roderick Munsters Director	None	None

Leni M. Boeren Director	None	None

	Hester Borrie Director	None	None
5.

Hilliard Lyons Research Advisors:

Hilliard Lyons Research Advisors is located at 500 West Jefferson Street, Louisville, Kentucky 40202. Hilliard Lyons Research Advisors is a division of J.J.B. Hilliard, W.L. Lyons, LLC. (“Hilliard”). Hilliard is registered under the Investment Advisers Act of 1940 and is also a registered broker-dealer. Hilliard is owned by HL Financial Services, LLC which is owned by Houchens Industries, Inc. and by employees of Hilliard and its affiliates as well as a limited number of outside investors.

Information as to the directors and executive officers of Hilliard is as follows:

	Name and Position with Hilliard	Other Company	Position With Other Company

	James M. Rogers Executive Vice President, Chief Operating Officer and Director	Hilliard Lyons Trust Company, LLC Hilliard Lyons Capital Management, LLC	Director Director

	James R. Allen President, Chief Executive Officer and Director	Hilliard Lyons Trust Company, LLC Hilliard Lyons Capital Management, LLC HL Financial Services, LLC	Director Director Director

	Charles M. Grimley Executive Vice President and Chief Financial Officer	None	None

	Darryl Metzger Executive Vice President and Director	None	None

	John R. Bugh Executive Vice President and Director	Hilliard Lyons Capital Management, LLC	Director

	Carmella Miller Executive Vice President, Chief Administrative Officer and Director	Hilliard Lyons Trust Company, LLC Hilliard Lyons Capital Management, LLC	Director Director

6.

Bear Stearns Asset Management Inc.

Bear Stearns Asset Management Inc. (“BSAM”) serves as the investment adviser to the Bear Stearns CUFS MLP Mortgage Portfolio. BSAM is located at 245 Park Avenue, New York, New York 10167. BSAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. BSAM’s Form ADV is available on the SEC’s website.

Information as to the directors and officers of BSAM is as follows:

	Name and Position with BSAM	Other Company	Position With Other Company

Lawrence Unrein Director, Chairman of the Board, Chief Executive Officer, President

	Roger Baumann Director	Artisan Advisors LLC	CEO/Founder

	Gregory Quental Director	Domus	Director

Richard T. Madsen Chief Financial Officer

	Dan List Chief Compliance Officer	None	None

7.

Matson Money, Inc. (formerly known as Abundance Technologies, Inc.):

The sole business activity of Matson Money, Inc. (“Matson Money”), 5955 Deerfield Blvd., Mason, OH 45040, is to serve as an investment adviser. Matson Money is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Matson Money indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

	Name and Position with Matson Money, Inc.	Name of Other Company	Position With Other Company

	Mark E Matson President/CEO	Abundance Horizons LLC Keep It Tight Fitness, LLC	50% owner 50% owner

	Michelle Matson Vice President/ Secretary	None	None

8.

Marvin & Palmer Associates, Inc.:

The sole business activity of Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165, is to serve as an investment adviser. Marvin & Palmer Associates is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Marvin & Palmer Associates indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

	Name and Position with Marvin & Palmer Associates	Name of Other Company	Position With Other Company
David F. Marvin Chairman & Chief Executive Officer Director

Cash Management Policy Board

Office of the State Treasurer

820 Silver Lake Boulevard

Suite 100

Dover, Delaware 19901

Wilmington University

Board of Trustees

320 DuPont Highway

New Castle, Delaware

19720

Board Member Trustee

	Stanley Palmer Vice Chairman Director	None	None

	Todd D. Marvin President Director	Serviam Girls Academy P. O. Box 7907 Wilmington, Delaware 19803	Board Member

	David L. Schaen President Director	None	None

	Karen T. Buckley Chief Operating Officer Chief Financial Officer Director	None	None

	The Rt. Hon. Lord Moore, P.C. Director	None	None

	Madelyn B. Smith Director	University of Puget Sound Endowment Committee 1500 North Warner Street Tacoma, Washington 98416 Bellarmine Preparatory School Retirement Board 2300 S. Washington Tacoma, Washington 98405-1399	Committee Member Trustee of Retirement Fund
9.

Sustainable Asset Management USA, Inc.

The sole business activity of Sustainable Asset Management USA, Inc. (“SAM USA”), 909 Third Avenue, New York 10022, is to serve as an investment adviser.

SAM USA is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of SAM USA is as follows:

	Name and Position with SAM USA	Name of Other Company	Position With Other Company
	Michael Baldinger CEO, Head of Clients & Distribution ; Director	SAM Group Holding AG	Head of Clients & Distribution, Member of the Executive Committee

	Leni Boeren Director	SAM Group Holding AG	Member of the Board of Directors
		Robeco Groep NV	Chief Operating Officer, Member of the Management Board

		Robeco Direct NV	Chairperson of Board of Directors

		Robeco Investment Management, Inc.	Chairperson of Board of Directors

Neil Johnson Director, Head of Americas

	Stefan Gordijn Treasurer	SAM Group Holding AG	Chief Operating Officer, Member of the Executive Committee

		Robeco Groep NV	Head of Alternative & Sustainable Investments; Member of Management Board

		Robeco Institutional Asset Management B.V.	Managing Director

	William George Butterly, III Chief Legal Officer, Chief Compliance Officer & Secretary	Robeco Investment Management, Inc.	Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary

		Robeco Institutional Asset Management US Inc.	Chief Legal Officer & Chief Compliance Officer & Secretary

		Robeco Securities, L.L.C.	Chief Legal Officer

		Robeco Trust Company	Director, Chief Operating Officer & Secretary
10.

Perimeter Capital Management, LLC (“Perimeter”)

The principal business address of Perimeter is Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328.

Perimeter serves as the investment adviser for the Perimeter Small Cap Growth Fund. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940. The information as to the directors and officers of Perimeter is as follows:

	Name and Position with Perimeter	Name of Other Company	Position With Other Company
	G. Bradley Ball Managing Partner and CEO Perimeter Capital Management	Perimeter Concourse Capital LLC	Member, Board of Directors

	Mark D. Garfinkel, CFA Managing Partner and CIO Perimeter Capital Management	Perimeter Concourse Capital LLC	Member, Board of Directors

	Christopher J. Paolella Managing Partner, Director of Marketing & Consultant Relations Perimeter Capital Management	Perimeter Concourse Capital LLC	Director of Marketing & Consultant Relations

	Adam C. Stewart, CFA Partner, Director of Trading and Chief Compliance Officer Perimeter Capital Management	Perimeter Concourse Capital LLC	Director of Trading & CCO

	Theresa N. Benson Partner, Director of Third-Party Distribution & Consultant Relations Perimeter Capital Management	Perimeter Concourse Capital LLC	Director of Third-Party Distribution & Client Relations

11.

Simple Alternatives, LLC (“SA”)

The principal business address of SA is 90 Grove Street, Suite 205, Ridgefield, CT 06877.

SA serves as the investment adviser for the S1 Fund. SA is an investment adviser registered under the Investment Advisers Act of 1940. The information as to the directors and officers of SA is as follows:

	Name and Position with SA	Name of Other Company	Position With Other Company
	James K. Dilworth Partner, Chief Executive Officer	Dilworth Capital Management, LLC Dilworth Securities, Inc.	President, Chief Compliance Officer

	Bruce MacDonald Partner, Chief Investment Officer	University of Virginia Investment Management Company (UVIMCO)	Chairman of the Investment Committee and Director of Asset Allocation & Risk

	Josh Kernan Partner, Chief Marketing Officer	Charles Schwab & Co., Inc	Director of Alternative Investments & Managed Accounts

	PJ Rossi Chief Operating Officer & CFO	TH Lee Putnum Ventures, LP	Director of Finance & Business Operations

	Lelia Long Chief Compliance Officer	Pemberwick Investment Advisors, LLC	Chief Compliance Officer

		Vigilant Compliance Services	Director

		The New Ireland Fund, Inc.	Treasurer

		Bank of Ireland Asset Management (U.S.) Limited	Director & Senior Vice President – Client Services

Item 32.   Principal Underwriter

(a)	BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of September 9, 2010, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

The Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Funds, Inc.

Old Westbury Funds

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position	Effective Date
Nicholas M. Marsini, Jr.	Director	April 26, 2007
Michael DeNofrio	Director	April 26, 2007
Steven Turowski	Director	August 30, 2007
T. Thomas Deck	Director	January 3, 2008
Dennis J. Westley	Director	March 4, 2008

Officers

Name	Position	Effective Date
T. Thomas Deck	President and Chief Executive Officer	January 3, 2008
Bruno DiStefano	Vice President	April 11, 2007
Susan K. Moscaritolo	Vice President, Secretary and Clerk	VP - April 11, 2007 Secretary and Clerk – May 29, 2007
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer	August 19, 2008
Felicia Antonio	Chief Compliance Officer	August 27, 2010
Jodi Jamison	Chief Legal Officer	April 11, 2007
Ellen C. Krause	Chief Risk Officer	March 26, 2009
Maria C. Schaffer	Controller and Assistant Treasurer	April 11, 2007
John J. Munera	Anti-Money Laundering Officer	April 11, 2007

Ronald Berge	Assistant Vice President	April 11, 2007
Dianna A. Stone	Assistant Secretary and Assistant Clerk	November 27, 2007
Kevin D. Peterson	Assistant Treasurer – Tax	July 1, 2010
Gary E. Abbs	Assistant Treasurer – Tax	July 1, 2010
Joanne S. Huber	Assistant Treasurer – Tax	July 1, 2010
Barbara J. Parrish	Assistant Secretary	July 1, 2010
Mary Lou Olinski	Assistant Secretary	July 1, 2010
Cristina Rice	Assistant Secretary	July 1, 2010

(c)	Not Applicable.

Item 33. LOCATION OF ACCOUNTS AND RECORDS

(1)	PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2)	BNY Mellon Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as principal underwriter).

(3)	BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4)	BNY Mellon Investment Servicing (US) Inc., Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5)	BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as administrator and accounting agent and Registrant’s Articles of Incorporation, By-Laws and Minute books).

(6)	Robeco Investment Management, Inc. (formerly Boston Partners Asset Management, L.L.C.), 909 Third Avenue, 32nd floor, New York, New York 10022 (records relating to its function as investment adviser).

(7)	Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(8)	Bogle Investment Management, L.P., 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462 (records relating to its function as investment adviser).

(9)	Robeco Investment Management, Inc. (formerly Weiss, Peck & Greer Investments), 909 Third Avenue, 32nd floor, New York, New York 10022 (records relating to its function as investment adviser).

(10)	Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons, Inc., 500 West Jefferson Street, Louisville, Kentucky 40202 (records relating to its function as investment adviser).

(11)	Bear Stearns & Co. Inc., 245 Park Avenue, New York, New York 10167 (records relating to its function as investment adviser).

(12)	Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165 (records relating to its function as investment adviser).

(13)	Matson Money, Inc. (formerly Abundance Technologies, Inc.), 5955 Deerfield Blvd., Mason, OH 45040 (records relating to its function as investment adviser).

(14)	Sustainable Asset Management USA, Inc., 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(15)	Perimeter Capital Management, LLC, Five Concourse Parkway Suite 2725 Atlanta, GA 30328 (records relating to its function as investment adviser).

(16)	Simple Alternatives, LLC, 25 Burtis Avenue, New Canaan, CT 06840 (records relating to its function as investment adviser).

Item 34. MANAGEMENT SERVICES

None.

Item 35. UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 140 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 24th day of November, 2010.

THE RBB FUND, INC.

By: /s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Salvatore Faia Salvatore Faia	President (Principal Executive Officer) and Chief Compliance Officer	December 8, 2010

/s/ Joel L. Weiss Joel L. Weiss	Treasurer (Chief Financial Officer)	December 8, 2010

*J. Richard Carnall J. Richard Carnall	Director	December 8, 2010

*Francis J. McKay Francis J. McKay	Director	December 8, 2010

*Marvin E. Sternberg Marvin E. Sternberg	Director	December 8, 2010

*Julian A. Brodsky Julian A. Brodsky	Director	December 8, 2010

*Arnold M. Reichman Arnold M. Reichman	Director	December 8, 2010

*Robert Sablowsky Robert Sablowsky	Director	December 8, 2010

*Robert Straniere Robert Straniere	Director	December 8, 2010

*Nicholas A. Giordano Nicholas A. Giordano	Director	December 8, 2010

*By: /s/ Salvatore Faia Salvatore Faia Attorney-in-Fact		December 8, 2010

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Julian A. Brodsky
Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Francis J. McKay
Francis J. McKay

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Marvin E. Sternberg
Marvin E. Sternberg

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw and Joel L. Weiss, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	May 7, 2009

/s/ Robert Straniere
Robert Straniere